Booster Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2025

Principal
Amount ($)			Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value
		STRUCTURED NOTES - 97.4%
		INSTITUTIONAL FINANCIAL SERVICES - 97.4%
6,500,000		Bank of Montreal Structured Note(b)	SPX, RTY, NDX	12.75%	8/26/2026	$ 6,572,540
9,000,000		Bank of Montreal Structured Note(b)	SPX, RTY, NDX	14.10%	10/20/2026	8,926,200
12,000,000		BBVA Global Securities BV Structured Note(b)	SPX, RTY, NDX	13.00%	9/9/2026	11,816,400
4,000,000		BBVA Global Securities BV Structured Note(b)	SPX, RTY, NDX	14.00%	11/11/2026	3,990,400
5,000,000		BNP Paribas Structured Note(b)	SPX, RTY, NDX	12.65%	8/12/2026	5,013,560
6,000,000		BNP Paribas Structured Note(b)	SPX, RTY, NDX	13.10%	9/30/2026	5,973,600
5,000,000		BNP Paribas Structured Note(b)	SPX, RTY, NDX	14.20%	11/12/2026	5,006,000
5,000,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	12.80%	7/22/2026	5,013,780
7,000,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	12.90%	7/30/2026	7,035,630
14,000,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	13.15%	8/28/2026	14,198,520
15,000,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	12.70%	9/21/2026	15,123,150
10,000,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	13.05%	9/30/2026	10,180,500
15,000,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	12.25%	10/13/2026	15,017,010
4,000,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	13.45%	11/5/2026	3,955,600
11,500,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	14.05%	11/13/2026	11,431,000
6,000,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	13.10%	7/21/2026	6,004,374
10,000,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	11.60%	8/3/2026	9,832,000
12,500,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	11.85%	8/17/2026	12,536,000
12,000,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	13.70%	9/8/2026	12,032,724
12,000,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	13.45%	9/14/2026	12,023,760
5,000,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	13.05%	9/22/2026	5,012,755
12,000,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	13.80%	9/30/2026	12,162,960
11,000,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	13.30%	10/21/2026	11,091,190
5,000,000		Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)(c)	SPX, RTY, NDX	0.00%	8/26/2026	5,021,350
5,000,000		Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	SPX, RTY, NDX	12.50%	10/9/2026	4,965,000
4,000,000		Credit Agricole Corporate & Investment Bank S.A. Structured Note(b)	SPX, RTY, NDX	14.01%	11/12/2026	3,973,600
15,000,000		Goldman Sachs Bank USA Structured Note(b)	SPX, RTY, NDX	13.25%	10/2/2026	14,950,500
5,000,000		HSBC USA, Inc. Structured Note(b)	SPX, RTY, NDX	12.15%	10/9/2026	4,919,000
10,500,000		HSBC USA, Inc. Structured Note(b)	SPX, RTY, NDX	13.05%	11/25/2026	10,480,050
9,500,000		JPMorgan Chase Financial Company, LLC Structured Note (b)	SPX, RTY, NDX	13.00%	10/2/2026	9,500,000
6,500,000		JPMorgan Chase Financial Company, LLC Structured Note (b)	SPX, RTY, NDX	13.80%	11/13/2026	6,478,550
6,500,000		Morgan Stanley Finance, LLC Structured Note (b)	SPX, RTY, NDX	12.55%	11/23/2026	6,500,000
6,000,000		Nomura America Finance LLC Structured Note(b)	SPX, RTY, NDX	12.65%	9/10/2026	5,991,600
5,000,000		Societe Generale S.A. Structured Note(b)	SPX, RTY, NDX	12.12%	10/9/2026	4,812,500
11,000,000		Societe Generale S.A. Structured Note(b)	SPX, RTY, NDX	13.20%	11/5/2026	10,723,900
2,000,000		UBS AG Strucured Note(b)	SPX, RTY, NDX	12.20%	5/22/2026	1,999,768
3,000,000		UBS AG Strucured Note(b)	SPX, RTY, NDX	10.05%	5/22/2026	2,999,652
5,000,000		UBS AG Strucured Note(b)(c)	SPX, RTY, NDX	0.00%	8/26/2026	5,006,250
5,000,000		UBS AG Strucured Note(b)	SPX, RTY, NDX	13.90%	11/25/2026	5,000,000
		TOTAL STRUCTURED NOTES (Cost $313,500,000)				313,271,373
Shares
		SHORT-TERM INVESTMENT - 2.8%
		MONEY MARKET FUND - 2.8%
9,088,676		First American Government Obligations Fund Class X, 3.92% (a)				9,088,676
		TOTAL SHORT-TERM INVESTMENT (Cost - $9,088,676)

		TOTAL INVESTMENTS - 100.2% (Cost - $322,588,676)				$ 322,360,049
		OTHER ASSETS IN EXCESS OF LIABILITIES - (0.2%)				(615,182)
		NET ASSETS - 100.0%				$ 321,744,867

B.V.	-	Besloten Vennootschap
INC	-	Incorporated
LLC	-	Limited Liability Company
S.A.	-	Société Anonyme
NDX	-	The Nasdaq Composite is a stock market index that includes almost all stocks listed on the Nasdaq stock exchange. Along with the Dow Jones Industrial Average and S&P 500, it is one of the three most-followed stock market indices in the United States. Investors cannot invest directly in an index.
RTY	-	The Russell 2000 Index, often referred to as RTY, is a stock market index that tracks the performance of 2,000 of the smallest companies in the Russell 3000 Index. It's widely considered a key indicator of the U.S. small-cap stock market. Investors cannot invest directly in an index.
SPX	-	SPX refers to the Standard & Poor's 500 Index, which is a stock market index that measures the performance of 500 large listed companies in the United States. The S&P 500 index is widely regarded as one of the best measures of the overall performance of the US stock market. Investors cannot invest directly in an index.

(a)		Rate disclosed is the seven day effective yield as of November 30, 2025.
(b)		Assuming the note is not called, investors will receive the stated per annum coupon rate for the term of the note.
(c)		Coupon payments are contingent and may be 0% if contractual conditions are not met.